Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Series D Preferred Stock	Series E Preferred Stock	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Statutory Reserve	Accumulate Other Comprehensive Loss	Noncontrolling Interest	Total
Balance at Dec. 31, 2023	$ 9,000,000	$ 11,000,000				$ 4	$ 67,886,152	$ (522,500)	$ (79,769,731)	$ 6,578	$ (231,727)		$ 7,368,776
Balance (in Shares) at Dec. 31, 2023	9,000	11,000				36,838
Balance (in Shares) at Dec. 31, 2023								(173)
Issuance of common stock as convertible note payable commitment fee							320,546						320,546
Issuance of common stock as convertible note payable commitment fee (in Shares)						1,690
Sale of common stock, net						$ 1	2,544,310						2,544,311
Sale of common stock, net (in Shares)						14,092
Issuance of common stock upon cashless exercise of stock warrants
Issuance of common stock upon cashless exercise of stock warrants (in Shares)						2,119
Issuance of common stock for services						$ 1	530,349						530,350
Issuance of common stock for services (in Shares)						7,258
Reclassification of derivative liability to equity							2,354						2,354
Sale of Series C Convertible Preferred Stock			$ 3,500,000										3,500,000
Sale of Series C Convertible Preferred Stock (in Shares)			3,500
Issuance of pre-funded warrants							688,794						688,794
Stock-based compensation							51,159						51,159
Shares issued for adjustments for 1:15 reverse split						$ 1	(1)
Shares issued for adjustments for 1:15 reverse split (in Shares)						10,302
Foreign currency translation adjustment											(273)		(273)
Net loss for the year									(7,903,394)				(7,903,394)
Balance at Dec. 31, 2024	$ 9,000,000	$ 11,000,000	$ 3,500,000			$ 7	72,023,663	$ (522,500)	(87,673,125)	6,578	(232,000)		$ 7,102,623
Balance (in Shares) at Dec. 31, 2024	9,000	11,000	3,500			72,299
Balance (in Shares) at Dec. 31, 2024								(173)					173
Issuance of common stock upon cashless exercise of stock warrants						$ 1	(1)
Issuance of common stock upon cashless exercise of stock warrants (in Shares)						9,344
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock	$ (9,000,000)			$ 8,837,527			162,473
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock (in Shares)	(9,000)			5,000
Series B Convertible Preferred Stock extinguished related to sale of equity method investment		$ (11,000,000)					2,348,695						(8,651,305)
Series B Convertible Preferred Stock extinguished related to sale of equity method investment (in Shares)		(11,000)
Issuance of common stock for services							111,232						111,232
Issuance of common stock for services (in Shares)						1,114
Reclassification of derivative liability to equity							18,853						18,853
Stock-based compensation							9,159						9,159
Foreign currency translation adjustment											279		279
Net loss for the year									(2,482,111)				(2,482,111)
Balance at Mar. 31, 2025			$ 3,500,000	$ 8,837,527		$ 8	74,674,074	$ (522,500)	(90,155,236)	6,578	(231,721)		(3,891,270)
Balance (in Shares) at Mar. 31, 2025			3,500	5,000		82,757
Balance (in Shares) at Mar. 31, 2025								(173)
Balance at Dec. 31, 2024	$ 9,000,000	$ 11,000,000	$ 3,500,000			$ 7	72,023,663	$ (522,500)	(87,673,125)	6,578	(232,000)		$ 7,102,623
Balance (in Shares) at Dec. 31, 2024	9,000	11,000	3,500			72,299
Balance (in Shares) at Dec. 31, 2024								(173)					173
Net loss for the year													$ (15,940,709)
Balance at Jun. 30, 2025			$ 3,500,000	$ 8,837,527		$ 12	84,911,561	$ (522,500)	(103,613,834)	6,578	(231,617)		(7,112,273)
Balance (in Shares) at Jun. 30, 2025			3,500	5,000		117,628
Balance (in Shares) at Jun. 30, 2025								(173)
Balance at Dec. 31, 2024	$ 9,000,000	$ 11,000,000	$ 3,500,000			$ 7	72,023,663	$ (522,500)	(87,673,125)	6,578	(232,000)		$ 7,102,623
Balance (in Shares) at Dec. 31, 2024	9,000	11,000	3,500			72,299
Balance (in Shares) at Dec. 31, 2024								(173)					173
Issuance of common stock as convertible note payable commitment fee							26,800						$ 26,800
Issuance of common stock as convertible note payable commitment fee (in Shares)						500
Issuance of common stock upon cashless exercise of stock warrants						$ 2	(2)
Issuance of common stock upon cashless exercise of stock warrants (in Shares)						21,459
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock	$ (9,000,000)			$ 8,837,527			162,473
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock (in Shares)	(9,000)			5,000
Series B Convertible Preferred Stock extinguished related to sale of equity method investment		$ (11,000,000)					2,348,695						(8,651,305)
Series B Convertible Preferred Stock extinguished related to sale of equity method investment (in Shares)		(11,000)
Conversion of convertible note payable and accrued interest into common stock						$ 11	2,244,611						2,244,622
Conversion of convertible note payable and accrued interest into common stock (in Shares)						112,231
Loss on extinguishment of debt recognized							9,076,587						9,076,587
Series E Convertible Preferred Stock issued for acquisition					$ 14,916,753								14,916,753
Series E Convertible Preferred Stock issued for acquisition (in Shares)					19,500
Sale of common stock and warrants, net						$ 1	450,499						450,500
Sale of common stock and warrants, net (in Shares)						6,060
Issuance of common stock for services						$ 3	1,880,783						1,880,786
Issuance of common stock for services (in Shares)						30,325
Reclassification of derivative liability to equity							176,529						176,529
Sale of Series C Convertible Preferred Stock			$ 290,000										290,000
Sale of Series C Convertible Preferred Stock (in Shares)			300
Stock-based compensation							(13,409)						(13,409)
Foreign currency translation adjustment											(9,402)		(9,402)
Net loss for the year									(18,260,976)				(18,260,976)
Balance at Dec. 31, 2025			$ 3,790,000	$ 8,837,527	$ 14,916,753	$ 24	88,377,229	$ (522,500)	(105,934,101)	6,578	(241,402)		$ 9,230,108
Balance (in Shares) at Dec. 31, 2025			3,800	5,000	19,500	242,874
Balance (in Shares) at Dec. 31, 2025								(173)					173
Balance at Mar. 31, 2025			$ 3,500,000	$ 8,837,527		$ 8	74,674,074	$ (522,500)	(90,155,236)	6,578	(231,721)		$ (3,891,270)
Balance (in Shares) at Mar. 31, 2025			3,500	5,000		82,757
Balance (in Shares) at Mar. 31, 2025								(173)
Issuance of common stock upon cashless exercise of stock warrants						$ 1	(1)
Issuance of common stock upon cashless exercise of stock warrants (in Shares)						12,115
Conversion of convertible note payable and accrued interest into common stock						$ 2	285,111						285,113
Conversion of convertible note payable and accrued interest into common stock (in Shares)						14,256
Loss on extinguishment of debt recognized							9,076,587						9,076,587
Issuance of common stock for services						$ 1	746,199						746,200
Issuance of common stock for services (in Shares)						8,500
Reclassification of derivative liability to equity							157,676						157,676
Stock-based compensation							(28,085)						(28,085)
Foreign currency translation adjustment											104		104
Net loss for the year									(13,458,598)				(13,458,598)
Balance at Jun. 30, 2025			$ 3,500,000	$ 8,837,527		$ 12	84,911,561	$ (522,500)	(103,613,834)	6,578	(231,617)		(7,112,273)
Balance (in Shares) at Jun. 30, 2025			3,500	5,000		117,628
Balance (in Shares) at Jun. 30, 2025								(173)
Balance at Dec. 31, 2025			$ 3,790,000	$ 8,837,527	$ 14,916,753	$ 24	88,377,229	$ (522,500)	(105,934,101)	6,578	(241,402)		$ 9,230,108
Balance (in Shares) at Dec. 31, 2025			3,800	5,000	19,500	242,874
Balance (in Shares) at Dec. 31, 2025								(173)					173
Issuance of common stock upon cashless exercise of pre-funded stock warrants						$ 2	(2)
Issuance of common stock upon cashless exercise of pre-funded stock warrants (in Shares)						17,713
Issuance of common stock upon cashless exercise of stock warrants						$ 6	(6)
Issuance of common stock upon cashless exercise of stock warrants (in Shares)						63,434
Conversion of convertible note payable and accrued interest into common stock						$ 3	551,471						551,474
Conversion of convertible note payable and accrued interest into common stock (in Shares)						27,574
Conversion of Series C Preferred Stock into common stock			$ (723,000)			$ 2	722,998
Conversion of Series C Preferred Stock into common stock (in Shares)			(723)			15,000
Issuance of common stock for services						$ 3	522,797						522,800
Issuance of common stock for services (in Shares)						25,250
Sales of securities from the February 2026 private placement, net						$ 2	2,756,810						2,756,812
Sales of securities from the February 2026 private placement, net (in Shares)						24,510
Sale of subsidiary							1,861,266						1,861,266
Reclassification of derivative liability to equity							1,281,603						1,281,603
Foreign currency translation adjustment											(311)		(311)
Net loss for the year									(4,479,695)				(4,479,695)
Balance at Mar. 31, 2026			$ 3,067,000	$ 8,837,527	$ 14,916,753	$ 42	96,074,166	$ (522,500)	(110,413,796)	6,578	(241,713)		11,724,057
Balance (in Shares) at Mar. 31, 2026			3,077	5,000	19,500	416,355
Balance (in Shares) at Mar. 31, 2026								(173)
Balance at Dec. 31, 2025			$ 3,790,000	$ 8,837,527	$ 14,916,753	$ 24	88,377,229	$ (522,500)	(105,934,101)	6,578	(241,402)		$ 9,230,108
Balance (in Shares) at Dec. 31, 2025			3,800	5,000	19,500	242,874
Balance (in Shares) at Dec. 31, 2025								(173)					173
Net loss for the year													$ (6,658,507)
Balance at Jun. 30, 2026			$ 2,540,000		$ 14,813,253	$ 68	106,068,544	$ (522,500)	(112,592,608)	6,578	(242,029)		$ 10,071,306
Balance (in Shares) at Jun. 30, 2026			2,550		19,396	684,041
Balance (in Shares) at Jun. 30, 2026								(173)					173
Balance at Mar. 31, 2026			$ 3,067,000	$ 8,837,527	$ 14,916,753	$ 42	96,074,166	$ (522,500)	(110,413,796)	6,578	(241,713)		$ 11,724,057
Balance (in Shares) at Mar. 31, 2026			3,077	5,000	19,500	416,355
Balance (in Shares) at Mar. 31, 2026								(173)
Issuance of common stock upon cash exercise of pre-funded stock warrants						$ 13	241						254
Issuance of common stock upon cash exercise of pre-funded stock warrants (in Shares)						127,068
Conversion of Series D Preferred Stock into common stock				$ (8,837,527)		$ 10	8,837,517
Conversion of Series D Preferred Stock into common stock (in Shares)				(5,000)		103,734
Conversion of Series E Preferred Stock into common stock					$ (103,500)		103,500
Conversion of Series E Preferred Stock into common stock (in Shares)					(104)	3,450
Issuance of common stock as bridge loan payable commitment fee							138,000						138,000
Issuance of common stock as bridge loan payable commitment fee (in Shares)						5,000
Issuance of common stock upon waiver to enter into note agreement						$ 1	58,199						58,200
Issuance of common stock upon waiver to enter into note agreement (in Shares)						10,000
Conversion of Series C Preferred Stock into common stock			$ (527,000)			$ 1	526,999
Conversion of Series C Preferred Stock into common stock (in Shares)			(527)			10,934
Issuance of common stock for services						$ 1	60,674						60,675
Issuance of common stock for services (in Shares)						7,500
Stock-based compensation							269,248						269,248
Foreign currency translation adjustment											(316)		(316)
Net loss for the year									(2,178,812)				(2,178,812)
Balance at Jun. 30, 2026			$ 2,540,000		$ 14,813,253	$ 68	$ 106,068,544	$ (522,500)	$ (112,592,608)	$ 6,578	$ (242,029)		$ 10,071,306
Balance (in Shares) at Jun. 30, 2026			2,550		19,396	684,041
Balance (in Shares) at Jun. 30, 2026								(173)					173